Taxes payable	12 Months Ended
Dec. 31, 2021
Taxes Payable [Abstract]
TAXES PAYABLE

NOTE 9 – Taxes payable

At December 31, 2021 and 2020 taxes payable consisted of the following:

	As of December 31,
	2021	2020
Value-added Tax payable	$990,173	$832,270
Income tax payable	198,130	25,441
Other taxes payable	110,844	85,741
Total	$1,299,147	$943,452